Supplement to the
Spartan® Treasury Bond Index Funds
Investor Class and Fidelity Advantage Class
April 29, 2011
Prospectus

The following replaces similar information found in the "Buying Shares" section on page 28.

Employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) generally require a minimum purchase and ongoing balance of $100 million at the plan sponsor level, except for plans for which an affiliate of FMR provides recordkeeping services and which are marketed and distributed directly to plan sponsors and participants without any assistance or intervention from any intermediary distribution channel.

The following replaces similar information found in the "Features and Policies" section on page 33.

You may be charged an annual index fund fee of $10.00 per fund position to offset shareholder service costs if your fund balance falls below $10,000 at the time of the December distribution. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions.

LBX-11-02 August 25, 2011
1.855565.105

Supplement to the

Fund	Investor Class	Fidelity Advantage® Class
Spartan® Intermediate Treasury Bond Index Fund	FIBIX	FIBAX
Spartan Long-Term Treasury Bond Index Fund	FLBIX	FLBAX
Spartan Short-Term Treasury Bond Index Fund	FSBIX	FSBAX

Funds of Fidelity® Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2011

The general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

The master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of the funds.

The following information replaces similar information found in the "Management Contracts" section on page 26.

FMR and each fund on behalf of its Investor Class have entered into a 20 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of each fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the disinterested Trustees of the Trust, and extraordinary expenses) of Investor Class to 0.20%. FMR and each fund on behalf of its Fidelity Advantage Class have entered into a 10 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Fidelity Advantage Class to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the disinterested Trustees of the Trust, and extraordinary expenses) of Fidelity Advantage Class to 0.10%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of each class. Each fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

LBXB-11-02 August 25, 2011
1.872059.104

Supplement to the
Spartan® U.S. Bond Index Fund (formerly Fidelity® U.S. Bond Index Fund)
Fidelity Advantage Class
April 29, 2011
Prospectus

The following replaces similar information found in the "Buying Shares" section on page 16.

Employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) generally require a minimum purchase and ongoing balance of $100 million at the plan sponsor level, except for plans for which an affiliate of FMR provides recordkeeping services and which are marketed and distributed directly to plan sponsors and participants without any assistance or intervention from any intermediary distribution channel.

The following replaces similar information found in the "Features and Policies" section beginning on page 21.

You may be charged an annual index fund fee of $10.00 per fund position to offset shareholder service costs if your fund balance falls below $10,000 at the time of the December distribution. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions.

UIA-11-02 August 25, 2011
1.929868.101

Supplement to the

Spartan® U.S. Bond Index Fund
(formerly Fidelity® U.S. Bond Index Fund)

Fidelity Advantage® Class (FSITX)

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2011

The following information replaces the similar information found in the "Management Contract" section on page 25.

FMR and the fund on behalf of its Fidelity Advantage® Class have entered into a 17 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Fidelity Advantage Class to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the disinterested Trustees of the Trust, and extraordinary expenses) of Fidelity Advantage Class to 0.17%. This Expense Contract may not be amended to increase the fees or expenses payable by the class except by a vote of a majority of the Board. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

UIAB-11-03 August 25, 2011
1.931023.102

Supplement to the

Spartan® U.S. Bond Index Fund
(formerly Fidelity® U.S. Bond Index Fund)

Institutional Class (FXSTX) and Fidelity Advantage Institutional Class (FXNAX)

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2011

The following information replaces the similar information found in the "Management Contract" section beginning on page 24.

FMR and the fund on behalf of its Institutional Class have entered into a 7 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the disinterested Trustees of the Trust, and extraordinary expenses) of Institutional Class to 0.07%. FMR and the fund on behalf of its Fidelity Advantage Institutional Class have entered into a 5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Fidelity Advantage Institutional Class to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the disinterested Trustees of the Trust, and extraordinary expenses) of Fidelity Advantage Institutional Class to 0.05%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

UII-UDVB-11-03 August 25, 2011
1.931022.102

Supplement to the
Fidelity® U.S. Bond Index Fund
October 30, 2010
Prospectus

Effective April 28, 2011, Fidelity U.S. Bond Index Fund (the Fund) was renamed Spartan U.S. Bond Index Fund. Fidelity U.S. Bond Index Fund, a retail class of the fund, was renamed Investor Class.

The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)
Annual index fund fee (for fund balances under $10,000)
$10.00

Effective February 1, 2011, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.05%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expenses	0.22%

Effective February 1, 2011, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.

1 year	$ 23
3 years	$ 71
5 years	$ 124
10 years	$ 280

UBI-11-05 August 25, 2011
1.479318.118

The following information replaces the similar information under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 5.

Calendar Years	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
	8.08%	10.22%	4.91%	4.36%	2.26%	4.33%	5.40%	3.76%	6.45%	6.29%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	4.86%	September 30, 2001
Lowest Quarter Return	-2.56%	June 30, 2004
Year-to-Date Return	0.30%	March 31, 2011

The following information replaces the similar information under the heading "Average Annual Returns" in the "Fund Summary" section on page 6.

For the periods ended December 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity U.S. Bond Index Fund
Return Before Taxes	6.29%	5.24%	5.58%
Return After Taxes on Distributions	5.06%	3.68%	3.85%
Return After Taxes on Distributions and Sale of Fund Shares	4.22%	3.57%	3.76%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%

The following information replaces similar information found in the "Purchase and Sale of Shares" section on page 6.

Initial Purchase Minimum	$10,000

The following information replaces similar information under the heading "Description of Principal Security Types" in the "Fund Basics" section on page 9.

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. When a fund does not already own or have the right to obtain securities equivalent in kind and amount, a commitment to sell securities is equivalent to a short sale. Payment and delivery take place after the customary settlement period.

The following information replaces similar information under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 10.

Leverage Risk. Derivatives, forward-settling securities, and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit the fund's ability to pursue its investment strategies.

The following information replaces the similar information found in the "Buying Shares" section on page 16.

There is no minimum balance or purchase minimum for assets held in employee benefit plans (including Fidelity sponsored 403(b) arrangements but otherwise as defined in the Employee Retirement Income Security Act of 1974, excluding SIMPLE IRAs, SEP IRAs, and the Fidelity Retirement Plan) having more than 50 eligible employees or a minimum of $1,000,000 in plan assets that have at least some portion of their assets invested in mutual funds advised by FMR and which are marketed and distributed directly to plan sponsors and participants without any assistance or intervention from any intermediary distribution channel. In addition, there is no minimum balance or purchase minimum for assets held in a Fidelity Traditional IRA or Fidelity Rollover IRA bought with the proceeds of a distribution or transfer from an employee benefit plan as described above, provided that at the time of the distribution or transfer, the employee benefit plan satisfies the requirements described above. There is no minimum balance or purchase minimum for investments through a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or fund positions opened with the proceeds of distributions from a Fidelity systematic withdrawal service.

The following information supplements the similar information found in the "Features and Policies" section on page 20.

You may be charged an annual index fund fee of $10.00 per fund position to offset shareholder service costs if your fund balance falls below $10,000 at the time of the December distribution. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions.

Fidelity may deduct $10.00 from each fund position at the time the December distribution is credited to each fund position. If the amount of the distribution is not sufficient to pay the fee, the index fund fee may be deducted directly from your fund balance.

The following information replaces the similar information found in the "Features and Policies" section on page 20.

If your fund balance falls below $10,000 worth of shares for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

The following information replaces the similar information found in the "Fund Management" section on page 24.

The fund's annual management fee rate is 0.05% of its average net assets.

Supplement to the

Fidelity® U.S. Bond Index Fund (FBIDX)

A Class of shares of Fidelity U.S. Bond Index Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2010

Effective April 28, 2011, Fidelity U.S. Bond Index Fund (the Fund) was renamed Spartan U.S. Bond Index Fund. Fidelity U.S. Bond Index Fund, a retail class of the fund, was renamed Investor Class.

The general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

The following information replaces the similar information found in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, except for sales of to be announced (TBA) securities, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

The following information supplements the information found in the "Investment Policies and Limitations" section beginning on page 11.

A fund may also engage in purchase or sales of "to be announced" or "TBA" securities, which usually are transactions in which a fund buys or sell mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount. TBA trades can be used by a fund for investment purposes in order to gain exposure to certain securities, or for hedging purposes to adjust the risk exposure of a fund portfolio without having to restructure a portfolio. Purchases and sales of TBA securities involve risks similar to those discussed above for other when-issued and forward purchase and sale transactions. In addition, when a fund sells TBA securities, it incurs risks similar to those incurred in short sales. For example, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. Also, a fund may be unable to purchase the deliverable securities if the corresponding market is illiquid. In such transactions, the fund will set aside liquid assets in an amount sufficient to offset its exposure as long as the fund's obligations are outstanding.

The following information supplements the information found under the heading "Management Related Expenses" in the "Management Contract" section beginning on page 24.

FMR and the fund on behalf of the retail class of Fidelity U.S. Bond Index Fund have entered into a 22 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of the retail class of Fidelity U.S. Bond Index Fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the disinterested Trustees of the Trust, and extraordinary expenses) to 0.22%. This Expense Contract may not be amended to increase the fees or expenses payable by a class except by a vote of a majority of the Board. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

The following information replaces the similar information found in the "Management Contract" section on page 25.

Management Fee. For the services of FMR under the management contract, the fund paid FMR a monthly management fee at the annual rate of 0.22% of the fund's average net assets throughout the month for periods prior to February 1, 2011. Effective February 1, 2011, for the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.05% of the fund's average monthly net assets throughout the month.

The following information replaces the 3rd paragraph found in the "Transfer and Service Agent Agreements" section beginning on page 31.

For providing transfer agency services, FIIOC receives an asset-based fee, calculated and paid monthly on the basis of Investor Class's average daily net assets, with respect to each position in the fund.

UBIB-11-04 August 25, 2011
1.720407.116

Supplement to the
Fidelity® Series Global ex U.S. Index Fund
December 30, 2010
Prospectus

Jeffrey Adams no longer serves as portfolio manager of the fund. All references to Mr. Adams are no longer applicable.

Effective September 1, 2011, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.20%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual fund operating expenses	0.20%

Effective September 1, 2011, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.

1 year	$ 20
3 years	$ 64
5 years	$ 113
10 years	$ 255

The following replaces similar information under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, and country weightings to attempt to replicate the returns of the Index.

SGX-11-02 August 25, 2011
1.905959.103

The following supplements similar information under the heading "Principal Investment Risks" in the "Fund Summary" section on page 4.

  Correlation to Index. The performance of the fund and its Index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the Index.

The following replaces similar information under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 6.

The fund may not always hold all of the same securities as the Index. Geode may use statistical sampling techniques to attempt to replicate the returns of the Index. Statistical sampling techniques attempt to match the investment characteristics of the Index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, P/B ratio, earnings growth, and country weightings.

The following replaces similar information under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 6.

The fund may lend securities to broker-dealers or other institutions to earn income.

In addition to the principal investment strategies discussed above, Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The following supplements similar information under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 6.

Correlation to Index. The performance of the fund and its Index may vary somewhat due to factors such as fees and expenses of the fund, imperfect correlation between the fund's securities and those in its Index, timing differences associated with additions to and deletions from the Index, and changes in the shares outstanding of the component securities. The fund may not be fully invested at times, either as a result of cash flows into the fund or as a result of reserves of cash held by the fund to meet redemptions. The use of sampling techniques or futures or other derivative positions may affect the fund's ability to achieve close correlation with its Index.

Effective September 1, 2011, the following information replaces the similar information found in the "Fund Management" section on page 14.

The fund's annual management fee rate is 0.20% of its average net assets.

Supplement to the

Fidelity® Series Global ex U.S. Index Fund (FSGEX)

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2010

Jeffrey Adams no longer serves as a portfolio manager of the fund. All references to Mr. Adams in the "Management Contract" section beginning on page 34 are no longer applicable.

The following information replaces the similar information under the heading "Management Fee" in the "Management Contract" section on page 34.

Management Fee. For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.25% of the fund's average net assets throughout the month for periods prior to September 1, 2011. Effective September 1, 2011, for the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.20% of the fund's average net assets throughout the month.

The following information replaces the similar information under the heading "Sub-Adviser - Geode" in the "Management Contract" section on page 34.

For providing investment management services to the fund, FMR, and not the fund, pays Geode a monthly fee computed at an annual rate of 0.08% of the average daily net assets of the fund throughout the month, subject to a minimum quarterly payment of $120,000, for periods prior to September 1, 2011. Effective September 1, 2011, for providing investment management services to the fund, FMR, and not the fund, pays Geode a monthly fee computed at an annual rate of 0.08% of the average daily net assets of the fund throughout the month, subject to an annual minimum payment of $100,000.

SGXB-11-02 August 25, 2011
1.903402.104